EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF EXPLORATION AND EVALUATION ASSETS
	Canada		Greenland

	Post Creek Property	Halcyon Property	Quetico Claims	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2021	318	246	5	46	626
Acquisition costs – cash	5	4	-	-	9
Impairment	-	-	-	-	-
Balance, March 31, 2022	323	250	5	46	635

Exploration
Balance, December 31, 2021	1,542	265	119	36,558	38,473
Administration	-	-	-	-	-
Drilling	-	-	-	-	-
Geology	4	4	2	10	20
Geophysics	-	-	-	1	1
Property maintenance	-	-	3	42	45
Infrastructure	-	-	-	-	-
Impairment	-	-	-	-	-
	4	4	5	53	66
Balance, March 31, 2022	1,546	269	124	36,611	38,539

Total, March 31, 2022	1,869	519	129	36,657	39,174

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2022

(Expressed in Canadian dollars)

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada		Greenland

	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2020	308	238	42	14	46	648
Acquisition costs – cash	5	4	-	-	-	9
Balance, March 31, 2021	313	242	42	14	46	657
Exploration
Balance, December 31, 2020	1,529	252	142	13	36,519	38,455
Property maintenance	-	-	-	-	17	17
Drilling	-	-	-	-	11	11
Geology	3	3	10	-	11	27
Geophysics	-	-	1	-	-	1
	3	3	11	-	39	56
Balance, March 31, 2021	1,532	255	153	13	36,558	38,511
Total, March 31, 2021	1,845	497	195	27	36,604	39,168